CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning (in shares) at Sep. 10, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			$ (711,389)	$ (711,389)
Issuance of Class B Common Stock to the Sponsor	$ 633	$ 24,367		25,000
Issuance of Class B Common Stock to the Sponsor (in shares)	6,325,000
Proceeds received in excess of fair value of Private Placement Warrants		1,924,000		1,924,000
Forfeiture of Founder Shares	$ (8)	8
Forfeiture of Founder Shares (in shares)	(75,000)
Accretion of shares of Class A common stock to redemption amount		(1,948,375)	(20,773,622)	(22,721,997)
Balance at the end at Dec. 31, 2020	$ 625	0	(21,485,011)	(21,484,386)
Balance at the end (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	(372,034)	(372,034)
Balance at the end at Mar. 31, 2021	$ 625	0	(21,857,045)	(21,856,420)
Balance at the end (in shares) at Mar. 31, 2021	6,250,000
Balance at the beginning at Dec. 31, 2020	$ 625	0	(21,485,011)	(21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,871,572
Balance at the end at Sep. 30, 2021	$ 625	0	(19,613,439)	(19,612,814)
Balance at the end (in shares) at Sep. 30, 2021	6,250,000
Balance at the beginning at Dec. 31, 2020	$ 625	0	(21,485,011)	(21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			4,767,283	4,767,283
Accretion of shares of Class A common stock to redemption amount				22,721,997
Balance at the end at Dec. 31, 2021	$ 625	0	(16,717,728)	(16,717,103)
Balance at the end (in shares) at Dec. 31, 2021	6,250,000
Balance at the beginning at Mar. 31, 2021	$ 625	0	(21,857,045)	(21,856,420)
Balance at the beginning (in shares) at Mar. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	378,866	378,866
Balance at the end at Jun. 30, 2021	$ 625	0	(21,478,179)	(21,477,554)
Balance at the end (in shares) at Jun. 30, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	1,864,740	1,864,740
Balance at the end at Sep. 30, 2021	$ 625	0	(19,613,439)	(19,612,814)
Balance at the end (in shares) at Sep. 30, 2021	6,250,000
Balance at the beginning at Dec. 31, 2021	$ 625	0	(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	2,836,725	2,836,725
Balance at the end at Mar. 31, 2022	$ 625	0	(13,881,003)	(13,880,378)
Balance at the end (in shares) at Mar. 31, 2022	6,250,000
Balance at the beginning at Dec. 31, 2021	$ 625	0	(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				5,882,421
Accretion of shares of Class A common stock to redemption amount				824,486
Balance at the end at Sep. 30, 2022	$ 625	0	(11,659,793)	(11,659,168)
Balance at the end (in shares) at Sep. 30, 2022	6,250,000
Balance at the beginning at Mar. 31, 2022	$ 625	0	(13,881,003)	(13,880,378)
Balance at the beginning (in shares) at Mar. 31, 2022	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	2,386,239	2,386,239
Accretion of shares of Class A common stock to redemption amount		0	(48,138)	(48,138)
Balance at the end at Jun. 30, 2022	$ 625	0	(11,542,902)	(11,542,277)
Balance at the end (in shares) at Jun. 30, 2022	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	659,457	659,457
Accretion of shares of Class A common stock to redemption amount		0	(776,348)	(776,348)
Balance at the end at Sep. 30, 2022	$ 625	$ 0	$ (11,659,793)	$ (11,659,168)
Balance at the end (in shares) at Sep. 30, 2022	6,250,000